Xtrackers Risk Managed USD High Yield Strategy ETF Investment Strategy - Xtrackers Risk Managed USD High Yield Strategy ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”), which is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.The Underlying Index uses a rules-based allocation mechanism to allocate between either 100% exposure to the Solactive USD High Yield Corporates Total Market Index (“High Yield Bond Position”) or 100% exposure to the Solactive Fed Funds Effective Rate Total Return Index (“Cash Position”), based on quantitative market risk signals derived from the following two measurements of price changes in the market: Cboe Volatility Index (“VIX”) and the Moving Average Convergence Divergence (“MACD”). The Underlying Index aims to allocate to the High Yield Bond Position when the quantitative market risk signals indicate that market risk is relatively low and allocate to the Cash Position when one or both of the quantitative market risk signals indicate that market risk is relatively high.The High Yield Bond Position, as represented by the Solactive USD High Yield Corporates Total Market Index, is designed to track the performance of a basket of US dollar-denominated high yield liquid corporate bonds. Currently, the bonds eligible for inclusion in the Solactive USD High Yield Corporates Total Market Index include US dollar-denominated high yield corporate bonds that: (i) are issued by companies with a country of risk classified as developed markets by Solactive AG (“Solactive” or “Calculation Agent”); (ii) have a composite rating calculated from available ratings among three rating agencies: Moody’s® Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”) and Standard & Poor’s® Financial Services, LLC (“S&P”) as sub-investment grade; (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date at most 15 years; and (vi) have at least one year to maturity (or at least 20 months to maturity for bonds newly added to the index). In addition, the Solactive USD High Yield Corporates Total Market Index may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Under normal circumstances, the Solactive USD High Yield Corporates Total Market Index is reconstituted and rebalanced on a monthly basis. The Cash Position, as represented by the Solactive Fed Funds Effective Rate Total Return Index, is comprised of a USD cash component accruing interest on a daily basis.Quantitative Market Risk Signals. The Underlying Index uses two quantitative signals calculated daily by Solactive to determine if the Underlying Index will be allocated to the High Yield Bond Position or the Cash Position.The VIX is a benchmark index designed to measure the 30-day expected volatility of the US stock market. If the VIX is elevated relative to its historic levels, such that the VIX has a “z-score” (a measure of how many standard deviations above or below the mean a data point is) of 2 or greater (meaning that the VIX is two or more standard deviations above its historic mean, as calculated since 12/29/2006), it will signal an exit vote (i.e., allocation to the Cash Position).The MACD is a momentum indicator which shows the relationship between long-term and short-term trends in security prices. To measure this, the MACD looks at the 26-day and 12-day average price of securities with greater weight given to more recent data. If security prices are falling more rapidly in the short-term as compared to the longer-term trend (measured against the MACD’s historic mean, as calculated since 12/29/2006), it will signal an exit vote (i.e., allocation to the Cash Position).Allocating to the Cash Position and High Yield Bond Position. If the Underlying Index is allocated to the High Yield Bond Position, it will remain there until one or both of the exit votes described above is signaled. If an exit vote is signaled from either the VIX or MACD, the Underlying Index will allocate to the Cash Position.If the Underlying Index is allocated to the Cash Position, it will re-allocate to the High Yield Position only when both exit votes are no longer signaled.Once an allocation decision has been made, the new weighting becomes effective on the fourth trading day after the decision and will be changed on a pro rata basis by 50% on the first day of rebalancing and by the remaining 50% on the next business day. After changing its allocation position, the Underlying Index must remain in the same allocation for at least ten (10) trading days before it can change its allocation again.The Fund’s Investment Strategy. The fund will invest at least 80% of its total assets in the securities and other instruments of the Underlying Index, or in investments that have economic characteristics that are substantially identical to that of the component securities and instruments. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index, or in investments that have economic characteristics that are substantially identical to that of component securities and instruments.The Advisor expects to obtain exposure to the High Yield Bond Position primarily by investing in Xtrackers USD High Yield Corporate Bond ETF (HYLB). HYLB seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index. HYLB will invest at least 80% of its total assets (but typically far more) in instruments that comprise the Solactive USD High Yield Corporates Total Market Index, which include high yield liquid US dollar-denominated corporate bonds issued by domestic and foreign issuers, and may include a substantial number of bonds offered pursuant to Rule 144A under the 1933 Act. Due to regulatory changes, effective June 11, 2026, HYLB will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, HYLB will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Solactive USD High Yield Corporates Total Market Index. The fund may also invest in Xtrackers High Beta High Yield Bond ETF (HYUP) and Xtrackers Low Beta High Yield Bond ETF (HYDW). HYUP and HYDW each invest in the same investable universe as HYLB but focus on segments of the high yield bond market exhibiting higher and lower beta, respectively (beta is a measure of a security’s price sensitivity to overall market movements). Each of HYLB, HYUP and HYDW are affiliated exchange traded funds managed by the Advisor (“Underlying ETFs”).Each Underlying ETF uses a representative sampling indexing strategy in seeking to track its respective underlying index, meaning each Underlying ETF generally will invest in a sample of securities in its underlying index whose risk, return and other characteristics resemble the risk, return and other characteristics of the underlying index as a whole.The Advisor expects to obtain exposure to the Cash Position by investing in one or more money market mutual funds (“Underlying Money Market Funds”) advised by DWS Investment Management Americas, Inc. (“DIMA”), an affiliate of the Advisor, including Institutional Shares of DWS Government Money Market Series (“ICAXX”), as well as US government securities. ICAXX is an institutional money market fund that seeks maximum current income to the extent consistent with stability of principal. ICAXX is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments. The fund follows policies designed to maintain a stable $1.00 share price. The fund primarily invests in the following types of investments:■US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. ■Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are collateralized by US government securities. The fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities.At times when the fund is allocated to the High Yield Bond Position, the fund will, indirectly through its investment in the Underlying ETFs, concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the consumer cyclical and communications sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).Each signal described above could go for long periods without changing but could also change more frequently during periods of high market volatility. As a result, the fund may or may not experience high turnover of its portfolio securities.The Underlying Index is owned by NorthCrest Asset Management (the “Index Provider”). An affiliate of the Index Provider provided initial seed capital to the fund and thereby the Index Provider may be considered an affiliated person of the fund from time to time, depending on the size of the seed investment relative to the fund’s total assets. The Index Provider has no other relationship with the fund or Advisor. The Underlying Index is calculated and maintained by Solactive. The fund is not sponsored, endorsed, sold or promoted by Solactive.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.Active trading. The fund may trade securities actively and this may lead to high portfolio turnover.
Strategy Portfolio Concentration [Text]	At times when the fund is allocated to the High Yield Bond Position, the fund will, indirectly through its investment in the Underlying ETFs, concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.